Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (11,524)	[1]	$ (13,332)	[1]	$ (12,595)	[1]
(CHARGED) CREDITED TO COSTS AND EXPENSES	(9,233)	[1]	(8,686)	[1]	(9,118)	[1]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(1,326)	[1]	(786)	[1]	(472)	[1]
DEDUCTIONS	11,191	[1],[2]	11,280	[1],[2]	8,853	[1],[2]
BALANCE AT END OF PERIOD	(10,892)	[1]	(11,524)	[1]	(13,332)	[1]
Allowance For Doubtful Accounts - Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	(305)	[3]	(368)	[3]	(408)	[3]
(CHARGED) CREDITED TO COSTS AND EXPENSES	122	[3]	123	[3]	40	[3]
(CHARGED) CREDITED TO OTHER ACCOUNTS	51	[3]	(60)	[3]
BALANCE AT END OF PERIOD	$ (132)	[3]	$ (305)	[3]	$ (368)	[3]

[1]	Classified in consolidated balance sheet as a reduction of accounts receivable.
[2]	With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible orwritten off, payments, companies divested, etc.
[3]	Classified in consolidated balance sheet as a reduction of other assets.